Revenues (Tables)	9 Months Ended
Sep. 30, 2021
Revenues
Disclosure of information about revenue recognition

	Three months ended September 30,
	2021	2020	2021	2020

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	791	1,025	1,369	1,364
Asia Pacific	1,374	309	230	223
Americas	332	1,352	842	635
	2,497	2,686	2,441	2,222

Timing of revenue recognition
Products transferred at a point in time	2,300	2,392	2,441	2,222
Products and services transferred over time	197	294	--	--
Revenue from contracts with customers	2,497	2,686	2,441	2,222

	Nine months ended September 30,
	2021	2020	2021	2020

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	3,494	3,290	4,056	4,190
Asia Pacific	1,979	704	674	683
Americas	1,785	1,868	1,953	1,973
	7,258	5,862	6,683	6,846

Timing of revenue recognition
Products transferred at a point in time	6,452	5,074	6,683	6,846
Products and services transferred over time	806	788	--	--
Revenue from contracts with customers	7,258	5,862	6,683	6,846

Schedule of revenues by geographic region

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020

	(€ in thousands)
EMEA	2,160	2,389	7,550	7,480
Germany	852	834	2,489	3,644
France	194	189	1,170	686
Finland	38	2	703	7
Switzerland	129	102	508	195
Great Britain	399	205	1,129	765
Others	548	1,057	1,551	2,183
Asia Pacific	1,604	532	2,653	1,387
India	1,070	7	1,123	54
China	263	326	782	816
South Korea	234	160	571	428
Others	37	39	177	89
Americas	1,174	1,987	3,738	3,841
United States	1,167	1,981	3,647	3,722
Others	7	6	91	119
Total	4,938	4,908	13,941	12,708